Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.7%
AAR Corp.	305,983	$11,082,704
Aerojet Rocketdyne Holdings Inc.(a)(b)	662,714	35,024,435
Aerovironment Inc.(a)(b)	202,263	17,576,655
Axon Enterprise Inc.(a)(b)	586,000	71,802,580
Boeing Co. (The)	2,626,612	562,252,565
BWX Technologies Inc.	878,860	52,977,681
Cubic Corp.	290,686	18,034,159
Curtiss-Wright Corp.	382,694	44,526,447
General Dynamics Corp.	863,400	128,491,188
HEICO Corp.	389,749	51,602,768
HEICO Corp., Class A	677,618	79,321,963
Hexcel Corp.	770,289	37,351,314
Howmet Aerospace Inc.	3,598,457	102,699,963
Huntington Ingalls Industries Inc.	373,389	63,655,357
Kaman Corp.	255,210	14,580,147
Kratos Defense & Security Solutions Inc.(a)(b)	1,131,938	31,049,059
L3Harris Technologies Inc.	706,769	133,593,476
Lockheed Martin Corp.	466,299	165,526,819
Maxar Technologies Inc.(b)	563,177	21,733,000
Mercury Systems Inc.(a)(b)	516,417	45,475,681
Moog Inc., Class A	270,703	21,466,748
National Presto Industries Inc.	47,764	4,223,771
Northrop Grumman Corp.	438,166	133,517,944
PAE Inc.(a)(b)	566,779	5,203,031
Parsons Corp.(a)(b)	213,750	7,782,637
Raytheon Technologies Corp.	7,517,227	537,556,903
Spirit AeroSystems Holdings Inc., Class A(b)	974,087	38,077,061
Teledyne Technologies Inc.(a)	337,180	132,167,816
Textron Inc.(b)	2,110,471	101,999,063
TransDigm Group Inc.(a)	223,483	138,302,455
Triumph Group Inc.	481,092	6,042,516
Virgin Galactic Holdings Inc.(a)(b)	1,188,484	28,202,725

		2,842,900,631

Security	Shares	Value

Industrial Machinery — 1.4%
RBC Bearings Inc.(a)(b)	231,457	$41,440,061

Leisure Products — 0.7%
Smith & Wesson Brands Inc.	516,203	9,162,603
Sturm Ruger & Co. Inc.	161,331	10,497,808

		19,660,411

Total Common Stocks — 99.8% (Cost: $2,875,788,312)		2,904,001,103

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	89,685,121	89,738,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	6,350,000	6,350,000

		96,088,933

Total Short -Term Investments — 3.3% (Cost: $96,021,074)		96,088,933

Total Investments in Securities — 103.1% (Cost: $2,971,809,386)		3,000,090,036

Other Assets, Less Liabilities — (3.1)%		(89,983,288)

Net Assets — 100.0%		$2,910,106,748

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$98,605,172	$—		$(8,926,529	)(a)	$3,808	$56,482	$89,738,933	89,685,121	$729,230	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,350,000	(a)	—		—	—	6,350,000	6,350,000	3,728		—

						$3,808	$56,482	$96,088,933		$732,958		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Aerospace & Defense ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Industrial E-Mini Index	69	03/19/21	$6,148	$(38,112)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,904,001,103	$—	$—	$2,904,001,103
Money Market Funds	96,088,933	—	—	96,088,933

	$3,000,090,036	$—	$—	$3,000,090,036

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(38,112)	$—	$—	$(38,112)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2